As filed with the Securities and Exchange Commission on May 10, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Item 1. Report to Stockholders.

ANNUAL REPORT

FOR THE YEAR ENDED

FEBRUARY 28, 2005

American Trust Allegiance Fund

April 2005

Dear Fellow Shareholder,

We are pleased to send you the American Trust Allegiance Fund’s Annual Report for the twelve months ending February 28, 2005.

The U.S. stock market was quite challenging over the twelve month period ending February 28, 2005, with most of the gains achieved after the November Presidential election concluded. The Allegiance Fund posted very competitive investment results for the twelve month period ending February 28, 2005, recording a total return of 8.45%. In comparison, the S&P 500 Index increased by 6.98% over the same time period. The Fund’s favorable investment performance is particularly noteworthy given the fact that large capitalization, growth stocks as an asset class continued to be out of favor with investors and significantly trail value based stocks. The Allegiance Fund focuses primarily on finding attractive large capitalization, growth stocks to invest in for the long term.

The Fund’s competitive performance can be partly attributed to an over weighting in the Industrial and Consumer Discretionary sectors and absence of any exposure to the Healthcare sector. As the economy gained momentum, the more cyclical companies in the Industrial sector posted very strong earnings and price momentum. Similarly, the Fund’s weighting in Consumer Discretionary sector, especially its Retail industry exposure, benefited performance. The Fund’s avoidance of the Healthcare sector enabled it to sidestep the turmoil associated with the large drug companies and hence, help overall performance. And finally, the Fund’s energy holdings clearly added to relative performance.

Three macroeconomic influences dominated the past twelve months: a change in Federal Reserve monetary policy, a sharp rise in corporate profits, and an unanticipated jump in oil prices. As expected, the Federal Reserve began a policy of increasing interest rates midway through 2004 in an effort to dampen economic growth. This change in monetary policy accompanied an approximately 20% increase in corporate earnings as the U.S. economy continued to recover from the recent recession. At the same time, oil prices rose sharply to record levels, trading at nearly $55 per barrel, and far in excess of the acknowledged $30 per barrel which most economic models suggest a dramatic slowing in economic growth would occur. Inflationary pressures remained surprisingly quiescent and economic growth robust.

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American Trust Allegiance Fund

Looking ahead, we believe the Federal Reserve policy will likely favor more rate increases and the U.S. economy will continue its expansionary phase, although corporate profits will increase a more moderate 8-10%. Inflation should trend higher, in part reflecting the secondary effects of high energy prices working their way through the U.S. and global economies.

The Allegiance Fund remains broadly diversified across all economic sectors with the exception of healthcare. With the rate of growth in corporate profits decelerating and monetary policy remaining tight, investors may well shift toward higher quality, large capitalization, growth stocks and away from some of the more risky asset classes. This type of shift toward high quality, growth stocks could create greater opportunities for the Fund. Longer term, we believe the U.S. stock market will continue to reward investors.

We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

Jeffrey M. Harris, CFA	Paul H. Collins

The Fund may invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. This index is not available for investment and does not incur charges or expenses.

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American Trust Allegiance Fund

Comparison of the change in value of a hypothetical $10,000 investment in the American Trust Allegiance Fund vs the S&P 500 Composite Stock Price Index

Total Return:	1 Year	5 Years*	Since Inception (3/11/97)*
American Trust Allegiance Fund	8.45%	-7.92%	7.02%
S&P 500 Composite Stock Price Index	6.98%	-0.98%	6.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-385-7003.

The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Returns reflect the reinvestment of dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Indices do not incur expenses and are not available for investment.

*  Average annual total return represents the average change in account value over the periods indicated.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

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American Trust Allegiance Fund

EXPENSE EXAMPLE February 28, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/04 - 2/28/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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American Trust Allegiance Fund

EXPENSE EXAMPLE February 28, 2005 (Unaudited), Continued

	Beginning Account Value 9/1/04	Ending Account Value 2/28/05	Expenses Paid During Period 9/1/04 - 2/28/05*
Actual	$1,000.00	$1,110.80	$7.59
Hypothetical (5% return	$1,000.00	$1,017.60	$7.25
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS February 28, 2005 (Unaudited)

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 28, 2005

Shares	COMMON STOCKS: 96.5%	Market Value
	Aerospace & Defense: 2.5%
2,400	L-3 Communications Holdings, Inc.	$ 173,040
4,200	United Technologies Corp.	419,496
		592,536

	Air Freight & Logistics: 1.6%
3,000	Expeditors International of Washington, Inc.	166,530
2,200	FedEx Corp.	215,116
		381,646

	Auto Systems/Building Controls: 1.4%
5,500	Johnson Controls, Inc.	325,050

	Banks: 11.3%
9,800	Bank of America Corp.	457,170
10,200	Citigroup, Inc.	486,744
3,500	East West Bancorp, Inc.	125,860
8,700	J.P. Morgan Chase & Co.	317,985
6,100	Marshall & Ilsley Corp.	246,989
7,800	The bank of New York Co., Inc.	235,950
5,300	Wachovia Corp.	280,953
4,000	Wells Fargo & Co.	237,520
4,000	Zions Bancorporation	264,400
		2,653,571

	Broadcasting & Cable: 0.9%
6,600	Comcast Corp.*	210,276

	Chemicals - Specialty: 1.0%
7,700	Ecolab, Inc.	244,167

	Communications: 1.9%
10,500	Nextel Communications, Inc. - Class A*	309,015
4,200	Verizon Communications, Inc.	151,074
		460,089

	Communications Equipment: 0.9%
6,000	QUALCOMM, Inc.	216,660

	Computer hardware: 5.7%
10,600	Apple Computer, Inc.*	475,516
9,000	Dell, Inc.*	360,810
3,500	International Business Machines Corp.	324,030
6,400	Network Appliance, Inc.*	192,064
		1,352,420

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 28, 2005, Continued

Shares		Market Value
	Computer Software: 4.4%
5,900	Adobe Systems, Inc.	$ 364,325
4,600	Autodesk, Inc.	136,712
16,300	Microsoft Corp.	410,434
5,600	Symantec Corp.*	123,256
		1,034,727

	Containers & Packaging: 1.0%
5,400	Ball Corp.	239,760

	Diverse Financial Services: 6.4%
5,300	American Express Co.	286,995
2,000	Capital One Financial Corp.	153,360
2,925	Legg Mason, Inc.	235,872
5,800	MBNA Corp.	147,146
4,600	Merrill Lynch & Co., Inc.	269,468
2,700	State Street Corp.	118,395
2,700	The Goldman Sachs Group, Inc.	293,760
		1,504,996

	Electric Utilities: 3.7%
3,000	Entergy Corp.	207,360
7,700	Exelon Corp.	349,272
4,300	TXU Corp.	327,875
		884,507

	Electrical Equipment: 1.3%
4,600	Emerson Electric Co.	305,072

	Energy Equipment & Services: 1.9%
2,250	Baker Hughes, Inc.	106,380
1,900	Nabors Industries Ltd.*#	109,060
1,550	Schlumberger Ltd.#	116,948
2,600	Transocean, Inc.*#	126,048
		458,436

	Food Distributors: 1.7%
11,600	Sysco Corp.	399,272

	Food Products: 4.0%
16,000	Archer-Daniels-Midland Co.	385,600
2,700	Bunge Ltd.#	147,717
3,500	Hershey Foods Corp.	220,500

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 28, 2005, Continued

Shares		Market Value
	Food Products: 4.0%, Continued
4,800	McCormick & Co., Inc.	$ 182,352
		936,169
	Forestry: 1.0%
3,400	Weyerhaeuser Co.	227,562

	Household Products & Personal Care: 4.9%
6,800	Avon Products, Inc.	290,836
5,300	Colgate-Palmolive Co.	280,476
6,100	The Estee Lauder Cos., Inc.	268,278
6,200	The Gillette Co.	311,550
		1,151,140

	Industrial Gases: 1.8%
9,400	Praxair, Inc.	421,402

	Industrial Machinery: 6.9%
7,650	American Standard Companies, Inc.	350,370
3,600	Caterpillar, Inc.	342,180
4,600	Deere & Co.	327,106
2,925	Illinois Tool Works, Inc.	262,519
3,950	Ingersoll-Rand Co.#	332,787
		1,614,962

	Insurance - Multi-Line: 3.0%
5,267	American International Group, Inc.	351,836
6,500	The Allstate Corp.	348,920
		700,756

	Internet Software & Services: 0.5%
3,500	Yahoo!, Inc.*	112,945

	IT Services: 1.2%
1,900	Infosys Technologies Ltd. - ADR	144,875
6,000	Wipro Ltd. - ADR	130,440
		275,315

	Media: 3.0%
10,800	The Walt Disney Co.	301,752
16,400	Time Warner, Inc.*	282,572
3,800	XM Satellite Radio Holdings, Inc. - Class A*	125,248
		709,572

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 28, 2005, Continued

Shares		Market Value
	Motor Freight Transportation: 1.7%
2,400	United Parcel Service, Inc. - Class B	$ 185,976
3,700	Yellow Roadway Corp.*	213,675
		399,651

	Multiline Retail: 0.7%
3,000	Nordstrom, Inc.	161,280

	Networking Equipment: 1.0%
13,020	Cisco Systems, Inc.*	226,808

	Oil & Gas - Integrated: 6.5%
1,750	BP Plc - ADR	113,610
6,450	ChevronTexaco Corp.	400,416
1,400	ConocoPhillips	155,246
12,000	Exxon Mobil Corp.	759,720
2,625	Suncor Energy, Inc.#	102,506
		1,531,498

	Printing & Publishing: 0.6%
3,400	Tribune Co.	138,482

	Retail - Home Improvement: 2.2%
4,350	Fastenal Co.	254,301
3,425	Home Depot, Inc.	137,069
2,150	Lowe’s Cos., Inc.	126,377
		517,747

	Semiconductors: 2.8%
10,100	Applied Materials, Inc.*	176,750
10,800	Intel Corp.	258,984
1,900	Linear Technology Corp.	74,214
1,700	Maxim Integrated Products, Inc.	73,134
3,200	Texas Instruments, Inc.	84,704
		667,786

	Services - Data Processing: 1.4%
5,100	First Data Corp.	209,202
3,850	Paychex, Inc.	122,931
		332,133

	Specialty Retail: 5.2%
2,650	Bed Bath & Beyond, Inc.*	99,428
9,500	Chico’s FAS, Inc.*	279,775
5,000	Coach, Inc.*	277,650

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 28, 2005, Continued

Shares		Market Value
	Specialty Retail: 5.2%, Continued
3,800	Nike, Inc. - Class B	$ 330,410
4,350	Staples, Inc.	137,112
3,250	Williams-Sonoma, Inc.*	112,742
		1,237,117

	Thrifts & Mortgage Finance: 0.5%
1,900	Golden West Financial Corp.	117,591

	TOTAL COMMON STOCKS
	(Cost $18,955,778)	22,743,101

	SHORT-TERM INVESTMENTS: 3.5%
819,728	Federated Cash Trust Treasury
	Money Market Fund
	(Cost $819,728)	819,728

	Total Investments in Securities
	(Cost $19,775,506): 100.0%	23,562,829

	Liabilities in Excess of Other Assets: 0.0%	(7,131)
	Net Assets: 100.0%	$ 23,555,698

*	Non-income producing security.
#	U.S. security of a foreign issuer.
ADR	American Depository Receipt

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2005

ASSETS
Investments in securities, at value (cost $19,775,506)	$23,562,829
Cash	351
Receivables:
Dividends and interest	36,869
Fund shares sold	1,200
Prepaid expenses	9,412
Total assets	23,610,661

LIABILITIES
Payables:
Due to adviser	10,486
Administration fees	3,597
Audit fees	15,489
Transfer agent fees	5,778
Custodian fees	6,341
Fund accounting fees	5,083
Trustee fees	3,723
Fund shares redeemed	2,029
Accrued other expenses	2,437
Total liabilities	54,963

NET ASSETS
$23,555,698
Net asset value, offering and redemption price
per share [$23,555,698/1,468,781 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$16.04

COMPONENTS OF NET ASSETS
Paid-in capital	$27,596,405
Undistributed net investment income	14,620
Accumulated net realized loss on investments	(7,842,650)
Net unrealized appreciation on investments	3,787,323
Net assets	$23,555,698

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENT OF OPERATIONS For the Year Ended February 28, 2005

INVESTMENT INCOME
Income
Dividends (net of foreign tax $129)	$337,058
Interest	6,114
Other income	20
Total income	343,192
Expenses
Advisory fees (Note 3)	215,271
Administration fees (Note 3)	45,320
Transfer agent fees	44,087
Fund accounting fees	29,499
Registration fees	17,368
Audit fees	14,802
Custody fees	13,301
Trustee fees	11,284
Legal fees	9,201
Reports to shareholders	9,001
Miscellaneous	3,975
Insurance expense	2,838
Total expenses	415,947
Less: advisory fee waiver (Note 3)	(87,375)
Net expenses	328,572
Net investment income	14,620

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,245,281
Net change in unrealized
appreciation on investments	557,067
Net realized and unrealized gain on investments	1,802,348
Net increase in net assets
resulting from operations	$1,816,968

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 28, 2005	February 29, 2004
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$14,620	$(59,378)
Net realized gain on investments	1,245,281	1,364,960
Net change in unrealized appreciation
on investments	557,067	4,858,079
Net increase in net assets
resulting from operations	1,816,968	6,163,661

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)	(1,308,175)	(1,463,375)
Total increase in net assets	508,793	4,700,286

NET ASSETS
Beginning of year	23,046,905	18,346,619
End of year	$23,555,698	$23,046,905

Includes undistributed
net investment income of	$14,620	$—

(a) A summary of share transactions is as follows:

	Year Ended February 28, 2005		Year Ended February 29, 2004

	Shares	Value	Shares	Value

Shares sold	148,324	$ 2,263,415	108,982	$ 1,433,730
Shares redeemed	(237,631)	(3,571,590)	(227,249)	(2,897,105)
Net decrease	(89,307)	$(1,308,175)	(118,267)	$(1,463,375)

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended
	2/28/05	2/29/04	2/28/03	2/28/02	2/28/01
Net asset value,
beginning of year	$14.79	$10.94	$14.05	$16.76	$25.56
Income from
investment operations:
Net investment
gain/(loss)	0.01	(0.04)	(0.04)	(0.08)	(0.16)
Net realized and
unrealized gain/(loss)
on investments	1.24	3.89	(3.07)	(2.24)	(8.10)
Total from
investment operations	1.25	3.85	(3.11)	(2.32)	(8.26)
Less distributions:
From net realized gain	—	—	—	(0.39)	(0.54)
Net asset value,
end of year	$16.04	$14.79	$10.94	$14.05	$16.76

Total return	8.45%	35.19%	(22.14)%	(13.86)%	(32.68)%

Ratios/supplemental data:
Net assets, end
of year (thousands)	$23,556	$23,047	$18,347	$26,076	$31,957

Ratio of expenses to
average net assets:
Before expense
reimbursement	1.84%	1.79%	1.95%	1.80%	1.56%
After expense
reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

Ratio of net investment
income/(loss) to
average net assets:
After expense
reimbursement	0.06%	(0.28)%	(0.33)%	(0.52)%	(0.77)%

Portfolio turnover rate	35.39%	108.15%	108.19%	73.96%	86.13%

See accompanying Notes to Financial Statements.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS February 28, 2005

NOTE 1 - ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended February 28, 2005, the Fund decreased accumulated net realized loss on investments by $2,728, decreased undistributed net investment income by $2,448 and decreased paid-in capital by $280 due to certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

For the year ended February 28, 2005, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 28, 2005, the Fund incurred $215,271 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended February 28, 2005, the Advisor reduced its fees in the amount of $87,375; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $269,362 at February 28, 2005. Cumulative expenses subject to recapture expire as follows:

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Year	Amount
2006	$110,842
2007	71,145
2008	87,375
$269,362

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s Custodian.

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American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended February 28, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,758,561 and $8,852,521, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO
SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

There were no distributions paid during the years ended February 28, 2005 and February 29, 2004.

As of February 28, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$19,888,359
Gross tax unrealized appreciation	4,018,356
Gross tax unrealized depreciation	(343,886)
Net tax unrealized appreciation	$3,674,470

Undistributed ordinary income	$14,620
Undistributed long-term capital gain	—
Total distributable earnings	$14,620

Other accumulated gains/(losses)	$(7,729,797)
Total accumulated earnings/(losses)	$(4,040,707)

The Fund had a capital loss carryforward of $7,729,797 which expires as follows:

Year	Amount
2010	$4,268,184
2011	$3,461,613

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American Trust Allegiance Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The American Trust Allegiance Fund, a series of Advisors Series Trust, as of February 28, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2003 and the financial highlights for each of the three years in the period then ended have been audited by other auditors, whose report dated April 11, 2003 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Trust Allegiance Fund as of February 28, 2005, and the results of its operations, for the year then ended, the changes in net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 1, 2005

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American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS February 28, 2005 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2004
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s N-Q is also available by calling 1-800-385-7003.

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INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Portfolios Overseen in Fund Complex*

Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber.
Other Directorships: Nicholas-Applegate Funds, Citigroup,
Pimco Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, BlackRock Funds,
Arena Pharmaceuticals, and Cancervax

Donald E. O'Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way Glendora, CA 91741 Trustee Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993. Trustee: E*Trade Funds
George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way Glendora, CA 91741 Trustee Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco. Other Directorships: None

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INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

INTERESTED TRUSTEES AND OFFICERS

Name, Age Address Position held with Fund Principal Occupation(s) and other Directorships during past five years	Trustee of Fund Since	Number of Funds in Complex Overseen by Trustee

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s administrator
(since July 2001); Treasurer, Investec Funds; formerly, Executive Vice President,
Investment Company Administration, LLC (“ICA”) (The Fund’s former administrator).

Robert M. Slotky, Born 1947	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s administrator
(since July 2001); formerly Senior Vice President,
ICA (the Fund’s former administrator).

Rodney A. DeWalt, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC (since
January 2003); Thrivent Financial for Lutherans from 2000 to 2003; Attorney
Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	N/A	N/A
615 E. Michigan Street Milwaukee, WI 53202 Treasurer Vice President Compliance and Administration, U.S. Bancorp Fund Services, LLC (since March 1997).

* The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term "Fund Complex" applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2005	FYE 2/29/2004
Audit Fees	$13,500	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

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Non-Audit Related Fees	FYE 2/28/2005	FYE 2/29/2004
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

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(b)	There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/Eric M. Banhazl
Eric M. Banhazl, President

Date 5/4/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 5/4/05

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 5/4/05

* Print the name and title of each signing officer under his or her signature.

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